SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended					12 Months Ended			25 Months Ended
	Apr. 06, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Apr. 30, 2016
Subsequent events:
Proceeds from issuances of equity, net of issue costs							$ 255,040,000	$ 0	$ 0
Notional Amount					$ 250,000,000		250,000,000			$ 250,000,000
Common units repurchased and canceled							0	495,000	$ 5,970,000	6,500,000
Senior Secured Credit Facility | $800 million facility
Subsequent events:
Debt Instrument, Face Amount											$ 800,000,000.0
Subsequent Event
Subsequent events:
Duration of charter (in years)				15 years
Proceeds from issuances of equity, net of issue costs				$ 14,400,000
Cash distributions paid (in dollars per share)			$ 0.5775
Preferred stock, dividends, per share, cash paid			$ 0.63802
Common units repurchased and canceled	$ 8,000,000
Subsequent Event | Senior Secured Credit Facility | $800 million facility
Subsequent events:
Repayment amount		$ 75,000,000
Interest Rate Swap
Subsequent events:
Notional Amount					$ 1,335,307,000		$ 1,335,307,000	$ 1,131,746,000		$ 1,335,307,000
Interest Rate Swap | Subsequent Event
Subsequent events:
Derivative, term of contract (in years)			8 years
Notional Amount			$ 480,000,000
Fixed Interest Rate			2.86%
Common Units
Subsequent events:
Sale of stock, number of shares issued					145,675
Common Units | Subsequent Event
Subsequent events:
Sale of stock, number of shares issued				617,969
General Partner
Subsequent events:
Sale of stock, number of shares issued					2,973
Repurchase of units (in shares)								0	0
General Partner | Subsequent Event
Subsequent events:
Sale of stock, number of shares issued				12,548
Limited Partner | Common Units
Subsequent events:
Authorized amount of share repurchase program						$ 25,000,000.0			$ 25,000,000.0
Repurchase period (in years)						2 years
Repurchase of units (in shares)							534,000	38,000	496,000
Limited Partner | Common Units | Subsequent Event
Subsequent events:
Authorized amount of share repurchase program		$ 25,000,000.0
Repurchase period (in years)		2 years
Repurchase of units (in shares)	439,672